Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000206004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R6
Trading Symbol	CRRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002188 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R4
Trading Symbol	CRKXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002187 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R3
Trading Symbol	CRJXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002186 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R2
Trading Symbol	CRMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002184 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R1
Trading Symbol	CRVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206005 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class I
Trading Symbol	CRHXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002183 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class C
Trading Symbol	MCCXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002182 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class B
Trading Symbol	MCRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002179 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class A
Trading Symbol	MSRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 463,581,083
Holdings Count | Holding	22
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002190 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class A
Trading Symbol	MRGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002192 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class B
Trading Symbol	MRGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002193 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class C
Trading Symbol	MRGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002194 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class I
Trading Symbol	MRGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R1
Trading Symbol	MRGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R2
Trading Symbol	MRERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R3
Trading Symbol	MRGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000002191 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R4
Trading Symbol	MRGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000124424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R6
Trading Symbol	MRGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 6,362,806,621
Holdings Count | Holding	171
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%

C000075013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R6
Trading Symbol	MNDKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R4
Trading Symbol	MNDJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002222 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R3
Trading Symbol	MNDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002221 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R2
Trading Symbol	MNDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.46%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002219 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R1
Trading Symbol	MNDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	1.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class I
Trading Symbol	MNDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class C
Trading Symbol	MNDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$102	1.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002215 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class B
Trading Symbol	MNDBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	1.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class A
Trading Symbol	MNDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 2,093,556,212
Holdings Count | Holding	109
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%

C000002223 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class A
Trading Symbol	MRSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class B
Trading Symbol	MRIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.72%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.72%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class C
Trading Symbol	MRICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.73%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.73%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class I
Trading Symbol	MRSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R1
Trading Symbol	MRSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.73%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.73%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings

Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R2
Trading Symbol	MRSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.23%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings

Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002235 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R3
Trading Symbol	MRSHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings

Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000002224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R4
Trading Symbol	MRSJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure

Equities	98.8%
Money Market Funds	1.2%

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings

Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]

Top ten holdings

Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000034436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R6
Trading Symbol	MRSKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 18,800,844,948
Holdings Count | Holding	113
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

C000124425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R6
Trading Symbol	MTCLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R4
Trading Symbol	MTCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002258 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R3
Trading Symbol	MTCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002257 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R2
Trading Symbol	MTERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R1
Trading Symbol	MTCKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.86%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002253 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class I
Trading Symbol	MTCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class C
Trading Symbol	MTCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.86%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002251 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class B
Trading Symbol	MTCBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.86%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class A
Trading Symbol	MTCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 2,011,014,155
Holdings Count | Holding	46
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%

C000002259 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class A
Trading Symbol	MEIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class B
Trading Symbol	MFEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.54%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002265 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class C
Trading Symbol	MEICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.54%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002266 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class I
Trading Symbol	MEIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R1
Trading Symbol	MEIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$80	1.54%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R2
Trading Symbol	MVRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R3
Trading Symbol	MEIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000002260 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R4
Trading Symbol	MEIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000033014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R6
Trading Symbol	MEIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 55,963,989,462
Holdings Count | Holding	72
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%

C000132021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R6
Trading Symbol	MLVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R4
Trading Symbol	MLVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R3
Trading Symbol	MLVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R2
Trading Symbol	MLVOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R1
Trading Symbol	MLVMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$85	1.64%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class I
Trading Symbol	MLVHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class C
Trading Symbol	MLVGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$85	1.64%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class B
Trading Symbol	MLVBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$85	1.64%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class A
Trading Symbol	MLVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 344,099,396
Holdings Count | Holding	106
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%

C000132022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class A
Trading Symbol	MVGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class B
Trading Symbol	MVGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$91	1.74%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class C
Trading Symbol	MVGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$91	1.74%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class I
Trading Symbol	MVGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R1
Trading Symbol	MVGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$91	1.74%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R2
Trading Symbol	MVGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$65	1.24%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R3
Trading Symbol	MVGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R4
Trading Symbol	MVGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%

C000132030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R6
Trading Symbol	MVGNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 310,246,432
Holdings Count | Holding	110
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%

Largest Holdings [Text Block]
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%